Derivatives and fair value measurements (Tables)	12 Months Ended
Dec. 31, 2016
Derivatives and fair value measurements [Abstract]
Interest Rate Swap Information
As of December 31, 2016
	Interest Rate Index	Principal Amount	Fair Value/ Carrying Amount of Asset/ (Liability)	Weighted-average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$3,685	$(399)	9.25	2.35%
U.S. Dollar-denominated Interest Rate Swap	Libor	75,000	1,463	4.43	1.39%
U.S. Dollar-denominated Interest Rate Swap	Libor	75,000	1,608	4.42	1.35%
U.S. Dollar-denominated Interest Rate Swap	Libor	$75,000	$2,970	4.52	0.95%

As of December 31, 2015
	Interest Rate Index	Principal Amount	Fair Value/ Carrying Amount of Asset/ (Liability)	Weighted-average remaining term	Fixed Interest Rate
U.S. Dollar-denominated Interest Rate Swap	Euribor	$4,233	$(420)	10.25	2.35%

Derivative Instruments Fair Value Balance Sheet Location and Effect and Location of Derivative Instruments Consolidated Statements of Income
		As of December 31,
Assets/(Liabilities)	Balance Sheet Location	2016	2015

Fuel pricing contracts	Derivative asset, current	$-	$22,416
Fuel pricing contracts	Derivative liability, current	(12,408)	-
Currency contracts	Derivative liability, current	(95)	-
Currency contracts	Derivative liability, non-current	(588)	-
Interest rate swaps	Derivative asset, non-current	6,041	-
Interest rate swaps	Derivative liability, non-current	(399)	(420)
Total, net		$(7,449)	$21,996

Statements of Income		For the year ended December 31,
Income/ (loss)	Location	2016	2015	2014

Fuel pricing contracts	Cost of revenue - third-parties	$(70,213)	45,782	$50,472
Currency contracts	Foreign exchange losses, net	(683)	-	-
Interest rate contracts	Interest and finance costs	6,062	62	(250)
Total		$(64,834)	45,844	$50,222

Offseting of fuel pricing contracts
	Gross Amounts of Recognized Liabilities	Gross Amounts of Recognized Assets	Net Amounts presented in the Balance Sheet Asset / (Liability)
December 31, 2016	$(33,497)	$21,089	$(12,408)
December 31, 2015	$(24,533)	$46,949	$22,416

Fair value measurements

		Fair value measurements at December 31, 2016
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest rate swap	$(399)	$-	$(399)	$-
Interest rate swap	6,041		6,041
Currency contracts	(683)		(683)
Fuel pricing contracts	(12,408)	-	(12,408)	-

Total	$(7,449)	$-	$(7,449)	$-

		Fair value measurements at December 31, 2015
Assets/ (Liabilities)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Interest Rate Swap	$(420)	$-	$(420)	$-
Fuel pricing contracts	22,416	-	22,416	-

Total	$21,996	$-	$21,996	$-